Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expense And Other Assets Current [Abstract]
Prepaid Expenses and Other Current Assets

4. Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
UK R&D tax credit	$10,523	$6,214
Prepaid research and development	3,608	751
Prepaid insurance	1,525	21
VAT recoverable	650	1,125
Deferred offering costs	—	1,007
Other current assets	2,124	830
	$18,430	$9,948